Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	¥ (114)		¥ 1,757		¥ (4,463)
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0		0		0
Derivatives designated as hedging instruments | Cash flow hedges | Interest rate swap agreements | Finance revenues/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)	132		7		(27)
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(566)		(1,174)		491
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0		0		0
Derivatives designated as hedging instruments | Cash flow hedges | Foreign exchange contracts | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)	(20)		(136)		2,608
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	5,620		2,225		(2,786)
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	(1,124)		310		111
Derivatives designated as hedging instruments | Cash flow hedges | Foreign currency swap agreements | Finance revenues/Interest expense/Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)	3,910		2,382		(3,760)
Derivatives designated as hedging instruments | Fair value hedges | Interest rate swap agreements | Finance revenues/Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(393)		(56)		(608)
Gains (losses) recognized in income on hedged item	393		56		608
Derivatives designated as hedging instruments | Fair value hedges | Foreign exchange contracts | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	956		(4,463)		24,746
Gains (losses) recognized in income on hedged item	(956)		4,463		(24,746)
Derivatives designated as hedging instruments | Fair value hedges | Foreign currency swap agreements | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	1,147		595		3,261
Gains (losses) recognized in income on hedged item	(1,147)		(597)		(3,260)
Derivatives designated as hedging instruments | Fair value hedges | Foreign currency long- term-debt | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative			78		1,648
Gains (losses) recognized in income on hedged item			(78)		(1,648)
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	(14,300)		2,300		18,209
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0		0		0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Foreign exchange contracts | Gains on sales of subsidiaries and affiliates and liquidation losses, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)	(3,559)		858		(57)
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Borrowings and bonds in local currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)					11,626
Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)					0
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)					0
Derivatives designated as hedging instruments | Hedges of net investment in foreign operations | Debt Loans and Bonds in Foreign Currencies [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative (effective portion)	8,746		8,908
Gains (losses) reclassified from other comprehensive income (loss) into income (effective portion)	0		0
Gains (losses) recognized in income on derivative (ineffective portion and amount excluded from effectiveness testing)	0		0
Nondesignated | Gains on Investment Securities and Dividends and Life Insurance Premiums and Related Investment Income (Loss) | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(5,819)	[1]	(9,104)	[2]	1,092	[2]
Nondesignated | Interest rate swap agreements | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	1,420		634		(95)
Nondesignated | Foreign exchange contracts | Gains on Investment Securities and Dividends and Life Insurance Premiums and Related Investment Income (Loss) and Other Income (Expense), Net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(6,626)	[1]	4,602	[2]	470	[2]
Nondesignated | Credit derivatives held/written | Other (income) and expense, net
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	(4)		(103)		109
Nondesignated | Options held/written and other | Other Income (Expense), Net and Life Insurance Premiums and Related Investment Income (Loss)
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative	¥ (291)	[1]	¥ (2,324)	[2]	¥ (272)	[2]

[1]	Futures, foreign exchange contracts and options held/written and other in the above table include losses arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2018 (see Note 23 "Life Insurance Operations").
[2]	Futures, foreign exchange contracts and options held/written and other in the above table include losses arising from futures, foreign exchange contracts and options held to economically hedge the minimum guarantee risk of variable annuity and variable life insurance contracts for fiscal 2016 (see Note 23 "Life Insurance Operations").